Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
04I
Shares Value
COMMON STOCKS — 42.7%
AUSTRALIA — 0 .8%
86,305 Australia & New Zealand Banking
Group Ltd. ............... $ 1,096,133
99,894 BHP Group Ltd. ............... 2,630,091
137,558 BlueScope Steel Ltd. ............ 1,100,103
7,362 Cochlear Ltd. ................. 1,004,645
47,144 Commonwealth Bank of Australia .. 2,398,442
123,528 Computershare Ltd. ............ 1,182,266
13,969 CSL Ltd. ..................... 2,717,005
14,233 Macquarie Group Ltd. ........... 1,250,822
521,618 Oil Search Ltd. ................ 1,076,618
333,155 Santos Ltd. ................... 1,244,435
67,800 Woodside Petroleum Ltd. ......... 964,531
38,215 Woolworths Group Ltd. .......... 1,057,944
17,723,035
BELGIUM — 0 .1%
15,333 Colruyt S.A. .................. 890,491
39,398 Proximus SADP ............... 810,459
9,808 UCB S.A. .................... 1,260,251
2,961,201
BRAZIL — 0 .3%
409,613 Ambev S.A. ................... 1,092,239
117,850 B3 SA - Brasil Bolsa Balcao ....... 1,440,438
287,466 Petroleo Brasileiro S.A. ........... 1,251,469
45,897 Raia Drogasil S.A. .............. 1,097,417
123,211 WEG S.A. .................... 1,596,425
6,477,988
CANADA — 0 .9%
41,657 Alimentation Couche-Tard, Inc. -
Class B .................. 1,447,709
23,646 Bank of Nova Scotia (The) ........ 971,120
43,365 Barrick Gold Corp. ............. 1,253,245
11,538 Canadian National Railway Co. .... 1,127,054
70,199 Canadian Natural Resources Ltd. ... 1,238,420
7,628 Canadian Pacific Railway Ltd. ..... 2,097,821
943 Constellation Software, Inc. ....... 1,115,429
29,467 Dollarama, Inc. ................ 1,077,527
37,791 Enbridge, Inc. ................. 1,209,526
31,513 Metro, Inc. ................... 1,382,436
21,476 Rogers Communications, Inc. - Class
B ....................... 877,030
25,280 Royal Bank of Canada ........... 1,743,904
20,289 TC Energy Corp. .............. 924,740
22,731 Toronto-Dominion Bank (The) .... 1,005,835
26,442 Wheaton Precious Metals Corp. .... 1,434,574
18,906,370
CHILE — 0 .1%
93,005 Antofagasta Plc ................ 1,236,581
CHINA — 1 .2%
2,630,664 Agricultural Bank of China Ltd. - H
Shares ................... 933,748
2,350,380 Bank of China Ltd. - H Shares ..... 782,698
Shares Value
CHINA (continued)
2,057,858 China Construction Bank Corp. - H
Shares ................... $ 1,500,447
592,602 China International Capital Corp. Ltd.
- H Shares (a) (b) ............ 1,401,483
444,910 China Life Insurance Co. Ltd. - H
Shares ................... 1,020,585
258,193 China Merchants Bank Co. Ltd. - H
Shares ................... 1,204,983
1,809,636 China Petroleum & Chemical Corp. -
H Shares ................. 770,943
814,636 China Railway Construction Corp.
Ltd. - H Shares ............ 651,575
491,758 China Shenhua Energy Co Ltd. - H
Shares ................... 814,249
470,176 CITIC Securities Co. Ltd. - H Shares 1,096,393
834,941 CNOOC Ltd. ................. 881,280
730,513 Fosun International Ltd. ......... 832,982
975,757 Haitong Securities Co. Ltd. - H
Shares (b) ................. 907,777
1,712,245 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 1,003,276
275,816 New China Life Insurance Co. Ltd. -
H Shares ................. 1,079,237
942,755 PICC Property & Casualty Co Ltd. -
H Shares ................. 745,004
93,119 Poly Property Development Co. Ltd. -
H Shares ................. 980,309
130,864 Tencent Holdings Ltd. ........... 8,977,037
20,218 Yum China Holdings, Inc. ........ 1,035,970
26,619,976
DENMARK — 0 .5%
7,454 Carlsberg A/S - Class B .......... 1,100,878
10,531 Chr Hansen Holding A/S ........ 1,201,720
6,824 Coloplast A/S - Class B .......... 1,164,838
12,660 DSV PANALPINA A/S .......... 1,732,338
20,621 GN Store Nord A/S ............. 1,268,089
43,407 Novo Nordisk A/S - B Shares ...... 2,848,046
19,087 Novozymes A/S - Class B ......... 1,141,771
10,457,680
FINLAND — 0 .2%
15,400 Elisa Oyj ..................... 913,355
59,689 Kesko Oyj - B Shares ............ 1,265,650
15,833 Kone Oyj - Class B ............. 1,257,282
33,956 UPM-Kymmene Oyj ............ 906,413
4,342,700
FRANCE — 1 .0%
10,825 Air Liquide S.A. ............... 1,780,504
13,273 Atos SE (b) ................... 1,134,966
39,508 BNP Paribas S.A. (b) ............ 1,593,906
12,129 Capgemini SE ................. 1,573,067
22,713 Edenred ..................... 1,126,664
1,444 Hermes International ............ 1,170,711
6,110 L'Oreal S.A. .................. 2,050,692

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
FRANCE (continued)
7,861 LVMH Moet Hennessy Louis Vuitton
SE ...................... $ 3,418,312
19,526 Sanofi ....................... 2,050,178
4,365 Sartorius Stedim Biotech ......... 1,365,297
18,212 Schneider Electric SE ............ 2,088,258
4,232 Teleperformance ............... 1,238,563
55,040 TOTAL S.A. .................. 2,082,923
22,674,041
GERMANY — 0 .6%
23,460 BASF SE ..................... 1,294,200
6,283 Bechtle AG ................... 1,222,817
5,985 Deutsche Boerse AG ............ 1,088,937
31,906 Deutsche Post AG (b) ............ 1,295,074
66,799 Deutsche Telekom AG ........... 1,115,196
38,209 Evonik Industries AG ........... 1,032,265
12,887 Fresenius Medical Care AG & Co
KGaA (b) ................. 1,135,375
30,461 Fresenius SE & Co KGaA (b) ...... 1,519,817
33,147 RWE AG .................... 1,249,459
10,753 Siemens AG .................. 1,370,324
23,015 Vonovia SE ................... 1,487,598
13,811,062
HONG KONG — 1 .0%
296,362 AIA Group Ltd. ................ 2,672,279
289,499 BOC Hong Kong Holdings Ltd. ... 807,140
247,978 China Mengniu Dairy Co. Ltd. .... 1,163,630
218,798 China Mobile Ltd. .............. 1,493,545
267,530 China Overseas Land & Investment
Ltd. ..................... 815,207
189,259 China Resources Beer Holdings Co.
Ltd. ..................... 1,316,106
216,999 China Resources Land Ltd. ....... 904,432
416,353 CLP Holdings Ltd. ............. 3,936,908
139,759 Galaxy Entertainment Group Ltd. .. 953,120
485,763 Guangdong Investment Ltd. ...... 785,370
424,684 Hang Lung Properties Ltd. ........ 1,041,903
51,051 Hang Seng Bank Ltd. ........... 803,264
68,687 Hong Kong Exchanges & Clearing
Ltd. ..................... 3,270,405
150,706 Sun Hung Kai Properties Ltd. ..... 1,832,856
121,257 Techtronic Industries Co. Ltd. ..... 1,268,232
23,064,397
INDIA — 0 .1%
85,412 Reliance Industries Ltd. .......... 2,362,120
INDONESIA — 0 .1%
514,162 Bank Central Asia Tbk PT ........ 1,101,321
4,928,862 Bank Rakyat Indonesia Persero Tbk
PT ..................... 1,070,624
2,171,945
IRELAND — 0 .4%
12,319 Accenture Plc - Class A .......... 2,769,065
14,240 Aptiv Plc ..................... 1,107,160
Shares Value
IRELAND (continued)
30,607 Experian Plc .................. $ 1,069,109
8,101 Jazz Pharmaceuticals Plc (b) ....... 876,933
29,126 Medtronic Plc ................. 2,810,076
8,632,343
ISRAEL — 0 .1%
8,512 Check Point Software Technologies
Ltd. (b) .................. 1,066,979
6,443 Nice Ltd. (b) .................. 1,323,306
2,390,285
ITALY — 0 .2%
5,783 DiaSorin SpA ................. 1,140,704
96,052 FinecoBank Banca Fineco SpA (b) ... 1,400,227
54,263 Prysmian SpA ................. 1,387,602
3,928,533
JAPAN — 3 .4%
44,094 Aeon Co. Ltd. ................. 1,042,540
27,376 Asahi Group Holdings Ltd. ....... 892,345
54,847 Astellas Pharma, Inc. ............ 855,502
17,561 Bandai Namco Holdings, Inc. ..... 969,760
33,180 Chugai Pharmaceutical Co Ltd. .... 1,498,052
65,094 Chugoku Electric Power Co. Inc. (The) 794,343
7,059 Daikin Industries Ltd. ........... 1,242,006
36,375 Daiwa House Industry Co. Ltd. .... 802,695
552 Daiwa House REIT Investment Corp.
REIT ................... 1,435,271
3,900 Disco Corp. .................. 945,111
11,928 East Japan Railway Co. .......... 687,586
39,049 Fuji Electric Co. Ltd. ............ 1,064,428
9,040 Fujitsu Ltd. ................... 1,210,412
20,876 Hamamatsu Photonics KK ........ 907,338
31,293 Hitachi Ltd. .................. 937,352
12,214 Hoya Corp. ................... 1,204,539
45,786 ITOCHU Corp. ............... 1,003,919
322 Japan Real Estate Investment Corp.
REIT ................... 1,642,956
49,195 Japan Tobacco, Inc. ............. 840,863
17,298 Kao Corp. .................... 1,254,867
37,341 KDDI Corp. .................. 1,187,348
5,699 Keyence Corp. ................. 2,403,195
39,946 Kyowa Hakko Kirin Co. Ltd. ...... 986,550
16,462 Lawson, Inc. .................. 819,755
24,048 M3, Inc. ..................... 1,234,927
45,169 Mitsubishi Corp. ............... 910,146
74,740 Mitsubishi Electric Corp. ......... 975,661
56,113 Mitsubishi Estate Co. Ltd. ........ 806,079
65,123 Mitsui & Co. Ltd. .............. 973,595
53,028 Mitsui Fudosan Co. Ltd. ......... 829,038
20,203 Murata Manufacturing Co Ltd. .... 1,297,653
34,141 Nabtesco Corp. ................ 1,038,697
34,827 Nichirei Corp. ................. 994,443
25,187 Nihon Kohden Corp. ........... 864,025
265 Nippon Building Fund, Inc. REIT .. 1,481,581
665 Nippon Prologis REIT, Inc. REIT .. 2,295,576

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN (continued)
43,141 Nippon Telegraph & Telephone Corp. $ 1,001,366
234,317 Nomura Holdings, Inc. .......... 1,102,736
37,712 Nomura Research Institute Ltd. .... 995,349
81,990 NTT DOCOMO, Inc. .......... 2,257,276
6,150 Obic Co Ltd. ................. 1,102,876
55,897 Olympus Corp. ................ 1,005,390
16,462 Omron Corp. ................. 1,185,755
53,664 Osaka Gas Co. Ltd. ............. 995,022
22,766 Otsuka Holdings Co. Ltd. ........ 944,187
123,207 Panasonic Corp. ............... 1,067,142
60,390 Recruit Holdings Co. Ltd. ........ 1,883,917
26,279 Seven & i Holdings Co. Ltd. ...... 794,139
34,402 Shimadzu Corp. ............... 877,915
8,143 Shin-Etsu Chemical Co Ltd. ...... 953,047
2,543 SMC Corp. ................... 1,336,472
68,944 Softbank Corp. ................ 922,898
32,098 Sony Corp. ................... 2,493,855
35,985 Sumitomo Mitsui Financial Group,
Inc. ..................... 958,872
35,475 Sumitomo Realty & Development Co.
Ltd. ..................... 904,684
24,961 Suntory Beverage & Food Ltd. ..... 942,184
30,520 Terumo Corp. ................. 1,154,604
27,158 Tobu Railway Co. Ltd. ........... 760,529
17,575 Toho Gas Co. Ltd. .............. 766,959
19,337 Tokio Marine Holdings, Inc. ...... 816,504
5,649 Tokyo Electron Ltd. ............. 1,563,176
48,246 Tokyo Gas Co. Ltd. ............. 1,024,364
21,647 Toyo Suisan Kaisha Ltd. .......... 1,316,036
39,305 Toyota Motor Corp. ............ 2,333,300
23,436 Unicharm Corp. ............... 1,060,077
22,256 Yamaha Corp. ................. 1,026,151
75,876,936
MALAYSIA — 0 .1%
314,007 Public Bank Berhad ............. 1,260,358
311,033 Tenaga Nasional Bhd ............ 839,382
2,099,740
MEXICO — 0 .2%
1,619,479 America Movil SAB de CV - Series L . 1,022,408
345,193 Grupo Financiero Banorte SAB de CV -
Series O .................. 1,236,366
487,903 Grupo Mexico SAB de CV - Class B . 1,235,816
375,178 Wal-Mart de Mexico SAB de CV ... 883,030
4,377,620
NETHERLANDS — 0 .6%
10,702 ASML Holding NV ............. 3,804,975
11,410 IMCD Group NV .............. 1,179,884
329,549 ING Groep NV ................ 2,297,914
41,987 Koninklijke Ahold Delhaize NV .... 1,209,265
10,874 NXP Semiconductor NV ......... 1,278,021
78,461 Royal Dutch Shell Plc - Class A .... 1,146,756
82,039 Royal Dutch Shell Plc - Class B .... 1,151,540
Shares Value
NETHERLANDS (continued)
12,494 Wolters Kluwer NV ............. $ 986,086
13,054,441
NORWAY — 0 .1%
65,998 Aker BP ASA .................. 1,256,739
58,733 Telenor ASA .................. 907,941
2,164,680
POLAND — 0 .1%
172,811 Powszechna Kasa Oszczednosci Bank
Polski S.A. (b) .............. 1,000,876
122,964 Powszechny Zaklad Ubezpieczen S.A. 886,392
1,887,268
PORTUGAL — 0 .0%
52,639 Jeronimo Martins SGPS S.A. ...... 882,562
QATAR — 0 .1%
241,771 Qatar National Bank QPSC ....... 1,203,956
SINGAPORE — 0 .0%
432,257 CapitaLand Ltd. ............... 872,398
SOUTH AFRICA — 0 .1%
204,600 Absa Group Ltd. ............... 948,224
164,940 Standard Bank Group Ltd. ........ 1,049,005
141,261 Vodacom Group Ltd. ............ 1,059,999
3,057,228
SOUTH KOREA — 0 .7%
6,133 Hyundai Mobis Co. Ltd. ......... 1,061,235
34,037 KB Financial Group, Inc. ......... 1,007,335
36,826 Kia Motors Corp. .............. 1,253,424
2,725 Korea Zinc Co. Ltd. ............ 947,558
882 LG Household & Health Care Ltd. . 1,017,236
6,151 NAVER Corp. ................. 1,562,673
8,736 POSCO ..................... 1,409,722
112,870 Samsung Electronics Co Ltd. ...... 5,516,392
29,606 Samsung Electronics Co Ltd. -
Preference ................ 1,236,578
15,012,153
SPAIN — 0 .3%
20,996 Amadeus IT Group S.A. ......... 1,048,444
4,228 Iberdrola S.A. ................. 54,386
186,032 Iberdrola S.A. ................. 2,404,523
32,707 Industria de Diseno Textil S.A. ..... 866,669
63,790 Red Electrica Corp. S.A. ......... 1,243,577
5,617,599
SWEDEN — 0 .4%
39,853 Atlas Copco AB - A Shares ........ 1,769,133
29,772 Essity AB - Class B (b) ........... 982,310
38,359 Hexagon AB - Class B (b) ......... 2,508,581
74,601 Sandvik AB (b) ................. 1,394,184
15,070 Swedish Match AB ............. 1,161,125
67,239 Tele2 AB - Class B .............. 953,939
8,769,272

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
SWITZERLAND — 1 .4%
110,870 Credit Suisse Group AG ......... $ 1,182,348
1,295 Georg Fischer AG .............. 1,189,844
274 Givaudan S.A. ................. 1,134,832
26,262 Logitech International S.A. ....... 1,915,771
3,319 Lonza Group AG ............... 2,075,488
55,446 Nestle S.A. ................... 6,593,736
40,905 Novartis AG .................. 3,369,234
11,958 Roche Holding AG ............. 4,141,732
6,660 Sika AG ..................... 1,463,416
5,048 Sonova Holding AG (b) .......... 1,141,374
39,104 STMicroelectronics NV .......... 1,098,714
11,123 Sunrise Communications Group
AG (a) ................... 1,037,462
2,908 Swisscom AG ................. 1,545,792
17,262 TE Connectivity Ltd. ........... 1,537,526
94,795 UBS Group AG ................ 1,116,759
3,075 Zurich Insurance Group AG ...... 1,137,144
31,681,172
TAIWAN — 1 .2%
1,786,090 Chunghwa Telecom Co. Ltd. ...... 6,674,856
201,974 Delta Electronics, Inc. ........... 1,380,585
381,821 Formosa Chemicals & Fibre Corp. .. 878,444
649,464 Hon Hai Precision Industry Co. Ltd. 1,735,776
72,925 MediaTek, Inc. ................ 1,741,308
934,432 Mega Financial Holding Co. Ltd. ... 1,031,570
416,343 Pegatron Corp. ................ 873,427
117,338 Realtek Semiconductor Corp. ...... 1,497,019
646,582 Taiwan Cement Corp. ........... 993,158
554,506 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 8,070,060
400,130 Uni-President Enterprises Corp. .... 976,579
25,852,782
TURKEY — 0 .1%
62,319 BIM Birlesik Magazalar AS ....... 636,237
422,148 Eregli Demir ve Celik Fabrikalari TAS 461,097
1,097,334
UNITED KINGDOM — 1 .5%
59,431 Anglo American Plc ............. 1,438,714
41,191 Ashtead Group Plc ............. 1,311,680
27,212 AstraZeneca Plc ................ 3,006,381
149,859 Barratt Developments Plc ........ 995,466
484,283 BP Plc ....................... 1,753,839
50,343 British American Tobacco Plc ...... 1,663,756
21,663 Coca-Cola European Partners Plc ... 891,866
15,754 Croda International Plc .......... 1,175,793
45,414 Diageo Plc ................... 1,661,732
87,878 GlaxoSmithKline Plc ............ 1,750,562
47,494 Hargreaves Lansdown Plc ......... 1,077,867
1,021,994 ITV Plc ...................... 753,639
144,360 JD Sports Fashion Plc ........... 1,141,223
354,364 Legal & General Group Plc ....... 980,982
557,749 M&G Plc .................... 1,167,341
54,258 Mondi Plc .................... 961,058
Shares Value
UNITED KINGDOM (continued)
16,412 Next Plc ..................... $ 1,158,394
68,294 RELX Plc .................... 1,437,741
37,192 Rio Tinto Plc .................. 2,263,966
10,168 Spirax-Sarco Engineering Plc ...... 1,358,805
533,820 Taylor Wimpey Plc ............. 823,434
61,237 Unilever NV .................. 3,618,522
32,392,761
UNITED STATES — 24 .8%
11,249 3M Co. ...................... 1,692,637
31,484 AbbVie, Inc. .................. 2,988,146
35,134 ACI Worldwide, Inc. (b) .......... 941,240
18,344 Activision Blizzard, Inc. .......... 1,515,765
11,438 Adobe, Inc. (b) ................. 5,082,132
11,383 Agilent Technologies, Inc. ........ 1,096,524
14,714 Agree Realty Corp. REIT ......... 985,397
4,969 Air Products & Chemicals, Inc. .... 1,424,264
14,754 Albemarle Corp. ............... 1,216,615
8,808 Alexion Pharmaceuticals, Inc. (b) ... 902,732
4,762 Align Technology, Inc. (b) ......... 1,399,171
24,294 Alliance Data Systems Corp. ...... 1,077,682
59,709 Ally Financial, Inc. ............. 1,200,151
6,009 Alphabet, Inc. - Class A (b) ........ 8,941,092
6,566 Alphabet, Inc. - Class C (b) ........ 9,737,115
20,819 American Express Co. ........... 1,942,829
9,611 American Tower Corp. REIT ...... 2,512,219
8,231 Ameriprise Financial, Inc. ........ 1,264,529
10,080 AmerisourceBergen Corp. ........ 1,009,915
14,635 Amgen, Inc. .................. 3,580,745
8,825 Analog Devices, Inc. ............ 1,013,551
4,591 ANSYS, Inc. (b) ................ 1,425,965
6,508 Anthem, Inc. .................. 1,781,890
27,003 AO Smith Corp. ............... 1,299,924
4,791 Aon Plc - Class A ............... 983,209
86,572 Apple, Inc. ................... 36,796,563
27,876 Applied Materials, Inc. ........... 1,793,263
23,401 ASGN, Inc. (b) ................ 1,602,032
13,304 Aspen Technology, Inc. (b) ........ 1,293,947
143,691 AT&T, Inc. ................... 4,250,380
8,967 Autodesk, Inc. (b) ............... 2,120,068
9,344 Automatic Data Processing, Inc. .... 1,241,911
921 AutoZone, Inc. (b) .............. 1,112,034
8,285 Avery Dennison Corp. ........... 939,022
180,514 Bank of America Corp. .......... 4,491,188
49,535 Bank OZK ................... 1,191,317
18,611 Baxter International, Inc. ......... 1,607,618
24,577 Berkshire Hathaway, Inc. - Class B (b) 4,811,685
4,168 Biogen, Inc. (b) ................ 1,144,908
2,116 Bio-Rad Laboratories, Inc. - Class A (b) 1,110,667
4,657 Bio-Techne Corp. .............. 1,281,420
17,632 Blackbaud, Inc. ................ 1,102,705
1,239 Booking Holdings, Inc. (b) ........ 2,059,379
33,781 BorgWarner, Inc. ............... 1,236,385
59,828 Boyd Gaming Corp. ............ 1,416,129
47,294 Bristol-Myers Squibb Co. ......... 2,774,266
8,191 Broadcom, Inc. ................ 2,594,499

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
8,695 Broadridge Financial Solutions, Inc. . $ 1,168,086
14,328 Brown-Forman Corp. - Class B .... 993,504
532 Cable One, Inc. ................ 969,602
43,609 Cabot Oil & Gas Corp. .......... 815,488
11,453 Cadence Design Systems, Inc. (b) ... 1,251,240
17,101 California Water Service Group .... 801,524
17,801 Cardinal Health, Inc. ............ 972,291
12,831 Caterpillar, Inc. ................ 1,704,983
25,573 CDK Global, Inc. .............. 1,162,549
19,206 Cerner Corp. .................. 1,333,857
34,690 Charles Schwab Corp. (The) ...... 1,149,974
3,366 Charter Communications, Inc. - Class
A (b) .................... 1,952,280
2,027 Chemed Corp. ................ 997,669
29,797 Chevron Corp. ................ 2,501,160
12,431 Church & Dwight Co., Inc. ....... 1,197,478
9,254 Cigna Corp. .................. 1,598,073
68,226 Cinemark Holdings, Inc. ......... 807,114
103,519 Cisco Systems, Inc. ............. 4,875,745
69,431 Citigroup, Inc. ................ 3,472,244
66,681 Citizens Financial Group, Inc. ..... 1,654,356
10,010 Citrix Systems, Inc. ............. 1,429,028
6,420 Clorox Co. (The) ............... 1,518,394
22,749 Cognizant Technology Solutions Corp.
- Class A ................. 1,554,212
39,355 Colfax Corp. (b) ................ 1,144,443
21,142 Colgate-Palmolive Co. ........... 1,632,162
96,770 Comcast Corp. - Class A ......... 4,141,756
36,770 Comerica, Inc. ................ 1,416,380
22,533 CommVault Systems, Inc. (b) ...... 993,255
25,997 ConocoPhillips ................ 972,028
24,815 CoreLogic, Inc. ................ 1,691,390
9,169 Costco Wholesale Corp. ......... 2,984,785
9,016 Crown Castle International Corp.
REIT ................... 1,502,967
28,820 CSX Corp. ................... 2,056,019
6,079 Cummins, Inc. ................ 1,174,828
27,046 CVS Health Corp. .............. 1,702,275
16,069 Danaher Corp. ................ 3,274,862
11,469 Digital Realty Trust, Inc. REIT .... 1,841,233
5,015 Dollar General Corp. ............ 954,856
2,520 Domino's Pizza, Inc. ............ 974,257
41,128 Domtar Corp. ................. 863,277
56,049 East West Bancorp, Inc. .......... 1,942,658
11,489 Eaton Corp. Plc ................ 1,069,971
41,855 eBay, Inc. .................... 2,313,744
6,541 Ecolab, Inc. ................... 1,223,690
19,368 Edwards Lifesciences Corp. (b) ..... 1,518,645
10,336 Electronic Arts, Inc. (b) .......... 1,463,784
18,566 Eli Lilly & Co. ................ 2,790,284
12,627 Encompass Health Corp. ......... 859,646
17,220 Entegris, Inc. .................. 1,238,290
15,826 Envestnet, Inc. (b) .............. 1,285,071
22,069 EOG Resources, Inc. ............ 1,033,933
42,447 Equity Commonwealth REIT ..... 1,340,052
Shares Value
UNITED STATES (continued)
14,379 Equity LifeStyle Properties, Inc. REIT $ 982,373
10,380 Euronet Worldwide, Inc. (b) ....... 997,933
9,745 Extra Space Storage, Inc. REIT .... 1,007,048
56,419 Exxon Mobil Corp. ............. 2,374,112
5,675 Fair Isaac Corp. (b) .............. 2,492,403
25,336 Fastenal Co. .................. 1,191,805
55,493 Fifth Third Bancorp ............. 1,102,091
7,190 FleetCor Technologies, Inc. (b) ..... 1,859,118
112,930 Flex Ltd. (b) ................... 1,297,566
26,502 FLIR Systems, Inc. ............. 1,104,073
8,143 Fortinet, Inc. (b) ................ 1,126,177
11,107 General Dynamics Corp. ......... 1,629,841
23,128 General Mills, Inc. .............. 1,463,309
27,230 Gilead Sciences, Inc. ............ 1,893,302
11,125 Goldman Sachs Group, Inc. (The) .. 2,202,305
19,365 Graco, Inc. ................... 1,030,993
10,280 Guidewire Software, Inc. (b) ....... 1,209,545
124,517 Halliburton Co. ............... 1,784,329
7,895 HCA Healthcare, Inc. ........... 999,823
52,284 Helmerich & Payne, Inc. ......... 932,224
10,104 Hershey Co. (The) .............. 1,469,223
19,158 Home Depot, Inc. (The) ......... 5,086,257
14,429 Honeywell International, Inc. ...... 2,155,260
19,820 Hormel Foods Corp. ............ 1,008,045
77,846 HP, Inc. ..................... 1,368,533
3,360 Humana, Inc. ................. 1,318,632
3,423 IDEXX Laboratories, Inc. (b) ...... 1,361,498
4,333 Illumina, Inc. (b) ............... 1,655,899
18,582 Integra LifeScience Holdings Corp. (b) 887,291
93,676 Intel Corp. ................... 4,471,155
10,098 Intercontinental Exchange, Inc. .... 977,284
19,461 InterDigital, Inc. ............... 1,168,049
29,520 International Business Machines Corp. 3,629,189
10,396 Intuit, Inc. ................... 3,185,023
5,337 Jack Henry & Associates, Inc. ..... 951,587
49,663 Johnson & Johnson ............. 7,238,879
30,853 Johnson Controls International plc .. 1,187,223
8,447 Jones Lang LaSalle, Inc. .......... 835,493
60,714 JPMorgan Chase & Co. .......... 5,867,401
6,505 Kansas City Southern ........... 1,117,884
41,110 Kennametal, Inc. ............... 1,108,326
10,605 Kimberly-Clark Corp. ........... 1,612,384
60,963 Kinder Morgan, Inc. ............ 859,578
7,789 KLA Corp. ................... 1,556,476
28,585 Kroger Co. (The) ............... 994,472
7,235 L3Harris Technologies, Inc. ....... 1,217,868
4,879 Lam Research Corp. ............ 1,840,164
6,353 Lancaster Colony Corp. .......... 1,007,522
9,400 Leidos Holdings, Inc. ............ 894,504
21,276 Lennar Corp. - Class A .......... 1,539,319
6,885 LHC Group, Inc. (b) ............ 1,343,332
36,232 Liberty Media Corp-Liberty Formula
One - Class C (b) ........... 1,284,062
30,779 Lincoln National Corp. .......... 1,147,133
7,383 Lockheed Martin Corp. .......... 2,797,936
21,124 Lowe's Cos, Inc. ............... 3,145,575

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
16,702 LPL Financial Holdings, Inc. ...... $ 1,319,792
15,575 Manhattan Associates, Inc. (b) ..... 1,491,929
11,512 Marriott Vacations Worldwide Corp. 974,606
34,863 Marvell Technology Group Ltd. .... 1,271,454
22,674 Masco Corp. .................. 1,296,046
4,517 Masimo Corp. (b) .............. 994,282
18,683 Mastercard, Inc. - Class A ........ 5,764,266
18,158 Maxim Integrated Products, Inc. ... 1,236,378
14,339 McDonald's Corp. .............. 2,785,781
6,434 McKesson Corp. ............... 966,129
54,099 Merck & Co., Inc. .............. 4,340,904
1,553 Mettler-Toledo International, Inc. (b) 1,452,055
12,470 Microchip Technology, Inc. ....... 1,268,573
23,549 Micron Technology, Inc. (b) ....... 1,178,745
144,656 Microsoft Corp. ............... 29,655,927
11,213 Mohawk Industries, Inc. (b) ....... 895,358
5,348 Molina Healthcare, Inc. (b) ........ 987,776
41,150 Mondelez International, Inc. - Class A 2,283,414
4,879 Monolithic Power Systems, Inc. .... 1,292,984
16,336 Monster Beverage Corp. (b) ....... 1,282,049
12,775 Moody's Corp. ................ 3,593,608
56,209 Morgan Stanley ................ 2,747,496
5,749 Motorola Solutions, Inc. ......... 803,710
4,168 MSCI, Inc. ................... 1,567,085
57,124 Mylan NV (b) ................. 920,268
122,080 Navient Corp. ................. 971,757
47,330 NCR Corp. (b) ................ 872,292
21,541 NetApp, Inc. .................. 954,266
31,537 Newmont Corp. ............... 2,182,360
20,134 NextEra Energy Partners LP ....... 1,252,335
21,880 NIKE, Inc. - Class B ............ 2,135,707
12,093 Norfolk Southern Corp. .......... 2,324,396
4,075 Northrop Grumman Corp. ....... 1,324,416
44,942 NortonLifeLock, Inc. ............ 964,006
11,309 Novanta Inc. (b) ................ 1,172,517
48,212 Nuance Communications, Inc. (b) .. 1,318,598
11,422 NVIDIA Corp. ................ 4,849,667
65,698 ON Semiconductor Corp. (b) ...... 1,353,379
56,974 Oracle Corp. .................. 3,159,208
2,462 O'Reilly Automotive, Inc. (b) ...... 1,175,310
13,435 PACCAR, Inc. ................ 1,143,050
13,657 Paychex, Inc. .................. 982,211
65,083 Penn National Gaming, Inc. (b) .... 2,203,060
25,928 PepsiCo, Inc. .................. 3,569,248
100,883 Pfizer, Inc. .................... 3,881,978
33,348 Philip Morris International, Inc. .... 2,561,460
15,431 Phillips 66 .................... 957,031
11,841 Pioneer Natural Resources Co. ..... 1,147,630
10,145 PRA Health Sciences, Inc. (b) ...... 1,081,051
27,519 Premier, Inc. - Class A (b) ......... 962,339
44,294 Procter & Gamble Co. (The) ...... 5,807,829
23,972 Progress Software Corp. .......... 835,664
13,605 Prologis, Inc. REIT ............. 1,434,239
15,452 PTC, Inc. (b) .................. 1,322,073
7,071 Public Storage REIT ............ 1,413,352
20,128 PVH Corp. ................... 979,428
Shares Value
UNITED STATES (continued)
22,883 QUALCOMM, Inc. ............ $ 2,416,674
9,627 Quest Diagnostics, Inc. .......... 1,223,303
22,986 Raytheon Technologies Corp. ...... 1,302,846
15,073 RealPage, Inc. (b) ............... 949,750
2,271 Regeneron Pharmaceuticals, Inc. (b) . 1,435,431
5,870 ResMed, Inc. .................. 1,188,734
23,245 Rollins, Inc. .................. 1,218,038
4,152 Roper Technologies, Inc. ......... 1,795,532
11,460 Saia, Inc. (b) ................... 1,368,897
2,915 SBA Communications Corp. REIT . 908,139
59,357 Schlumberger Ltd. .............. 1,076,736
11,229 Science Applications International
Corp. ................... 898,095
17,624 Seagate Technology Plc .......... 796,957
1,784 Sherwin-Williams Co. (The) ....... 1,155,889
57,912 Six Flags Entertainment Corp. ..... 1,007,090
9,512 Skyworks Solutions, Inc. ......... 1,384,757
23,724 Spectrum Brands Holdings, Inc. .... 1,284,892
24,046 SS&C Technologies Holdings, Inc. .. 1,382,645
19,208 Starbucks Corp. ................ 1,469,988
28,304 State Street Corp. .............. 1,805,512
18,528 Stericycle, Inc. (b) ............... 1,119,740
5,222 SVB Financial Group (b) ......... 1,171,138
58,511 Synchrony Financial ............ 1,294,848
8,639 Synopsys, Inc. (b) ............... 1,721,062
7,295 Take-Two Interactive Software, Inc. (b) 1,196,526
11,825 Target Corp. .................. 1,488,531
14,009 Teradyne, Inc. ................. 1,246,241
25,877 Texas Instruments, Inc. .......... 3,300,611
33,295 Textron, Inc. .................. 1,163,327
25,464 Timken Co. (The) .............. 1,162,686
9,828 Tractor Supply Co. ............. 1,402,849
34,881 Trimble, Inc. (b) ................ 1,552,553
19,546 TriNet Group, Inc. (b) ........... 1,290,036
3,016 Tyler Technologies, Inc. (b) ........ 1,077,466
14,624 Tyson Foods, Inc. - Class A ....... 898,645
23,705 UFP Industries, Inc. ............ 1,380,105
4,266 Ulta Beauty, Inc. (b) ............. 823,295
17,404 Union Pacific Corp. ............. 3,016,983
8,704 United Rentals, Inc. (b) .......... 1,352,340
8,776 United Therapeutics Corp. (b) ..... 978,261
20,096 UnitedHealth Group, Inc. ........ 6,084,667
5,574 Vail Resorts, Inc. ............... 1,070,375
17,969 Valero Energy Corp. ............ 1,010,397
4,365 VeriSign, Inc. (b) ............... 923,983
5,954 Verisk Analytics, Inc. ............ 1,123,579
80,682 Verizon Communications, Inc. ..... 4,637,601
36,889 Visa, Inc. - Class A ............. 7,023,666
51,985 Vistra Corp. .................. 970,040
6,690 VMware, Inc. - Class A (b) ........ 938,005
20,415 Walgreens Boots Alliance, Inc. ..... 831,095
32,888 Walmart, Inc. ................. 4,255,707
9,135 Waste Management, Inc. ......... 1,001,196
4,538 Waters Corp. (b) ............... 967,275
5,312 WD-40 Co. .................. 1,044,074
83,244 Wells Fargo & Co. .............. 2,019,499

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
37,713 WESCO International, Inc. (b) ..... $ 1,465,904
5,341 West Pharmaceutical Services, Inc. .. 1,436,035
29,572 Westrock Co. ................. 794,304
17,296 WEX, Inc. (b) ................. 2,739,168
45,564 Weyerhaeuser Co. REIT ......... 1,267,135
22,991 WR Grace & Co. .............. 1,060,575
3,238 WW Grainger, Inc. ............. 1,105,874
10,968 Yum! Brands, Inc. .............. 998,636
4,416 Zebra Technologies Corp. - Class A (b) 1,239,792
545,615,245
Total Common Stocks
(Cost $808,543,076)
939,275,404
Principal
Amount
BANK LOANS — 0.3%
UNITED STATES — 0 .3%
$ 3,254,545 Caliber Home Loans, Inc.,
(LIBOR + 3.250%),
3 .31% , 04/24/21 (c) (d) ....... 3,238,273
2,580,338 Roundpoint Mortgage Servicing
Corp.,
(LIBOR + 3.375%),
3 .55% , 08/27/21 (c) (d) ....... 2,582,402
Total Bank Loans
(Cost $5,834,883)
5,820,675
CORPORATE BONDS — 2.8%
AUSTRALIA — 0 .1%
600,000 Australia & New Zealand Banking
Group Ltd.,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.288%),
2 .95% , 07/22/30 (e) (f) ....... 622,105
425,000 Macquarie Bank Ltd.,
6 .63% , 04/07/21 (e) ......... 441,527
1,063,632
BERMUDA — 0 .0%
750,000 Ooredoo International Finance Ltd.,
5 .00% , 10/19/25 (e) ......... 876,562
BRAZIL — 0 .0%
500,000 BRF SA,
4 .88% , 01/24/30 (e) ......... 499,850
CAYMAN ISLANDS — 0 .4%
4,495,661 Ambac LSNI LLC,
(3 mo. LIBOR US + 5.000%),
6 .00% , 02/12/23 (a) (g) ....... 4,484,422
850,000 DP World Crescent Ltd.,
4 .85% , 09/26/28 (e) ......... 954,125
Principal
Amount Value
CAYMAN ISLANDS (continued)
$ 1,000,000 Itau Unibanco Holding SA/Cayman
Island,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.981%),
6 .13% , 06/12/68 (e) (f) ....... 955,950
1,000,000 MAF Global Securities Ltd.,
(5 yr. Swap Semi 30/360 US +
3.476%),
5 .50% , 09/07/68 (e) (f) ....... 956,180
550,000 QNB Finance Ltd. EMTN,
2 .63% , 05/12/25 (e) ......... 575,493
190,236 SPARC EM SPC Panama Metro Line
2 SP,
0 .00% , 12/05/22 (e) (h) ....... 183,673
8,109,843
CHILE — 0 .0%
450,000 Inversiones CMPC SA,
3 .85% , 01/13/30 (e) ......... 470,983
CHINA — 0 .0%
300,000 Chalieco Hong Kong Corp. Ltd.,
(3 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
6.380%),
5 .00% , 05/21/69 (e) (f) ....... 300,086
COLOMBIA — 0 .1%
1,000,000 Bancolombia SA,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.929%),
4 .88% , 10/18/27 (f) ......... 976,380
850,000 Grupo de Inversiones Suramericana
SA,
5 .50% , 04/29/26 (e) ......... 935,238
307,000 Oleoducto Central SA,
4 .00% , 07/14/27 (e) ......... 317,591
2,229,209
GUATEMALA — 0 .1%
900,000 Central American Bottling Corp.,
5 .75% , 01/31/27 (e) ......... 942,750
HONG KONG — 0 .1%
900,000 Bank of East Asia Ltd. (The) EMTN,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.834%),
5 .50% , 06/02/69 (e) (f) ....... 896,671
600,000 Xiaomi Best Time International Ltd.,
3 .38% , 04/29/30 (e) ......... 619,806
1,516,477

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
INDIA — 0 .0%
$ 780,000 Adani Ports & Special Economic Zone
Ltd.,
4 .38% , 07/03/29 (e) ......... 783,160
INDONESIA — 0 .0%
300,000 Tower Bersama Infrastructure Tbk PT,
4 .25% , 01/21/25 (e) ......... 300,150
ISLE OF MAN — 0 .0%
300,000 Gold Fields Orogen Holdings BVI
Ltd.,
6 .13% , 05/15/29 (e) ......... 351,000
ISRAEL — 0 .1%
785,000 Bank Leumi Le-Israel BM,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.631%),
3 .28% , 01/29/31 (a) (e) (f) ..... 776,954
850,000 Israel Electric Corp. Ltd. GMTN,
4 .25% , 08/14/28 (a) (e) ....... 967,810
1,744,764
JAPAN — 0 .0%
850,000 SoftBank Group Corp.,
5 .50% , 04/20/23 (e) ......... 896,729
LUXEMBOURG — 0 .0%
300,000 Minerva Luxembourg SA,
6 .50% , 09/20/26 (e) ......... 314,553
276,000 Ultrapar International SA,
5 .25% , 10/06/26 (e) ......... 288,768
603,321
MAURITIUS — 0 .0%
772,000 UPL Corp. Ltd.,
4 .50% , 03/08/28 (e) ......... 775,117
MEXICO — 0 .1%
400,000 America Movil SAB de CV,
4 .38% , 04/22/49 ........... 529,684
600,000 Grupo Bimbo SAB de CV,
4 .00% , 09/06/49 (e) ......... 637,722
1,167,406
NETHERLANDS — 0 .1%
200,000 Alcoa Nederland Holding BV,
5 .50% , 12/15/27 (a) ......... 215,560
200,000 Petrobras Global Finance BV,
7 .38% , 01/17/27 ........... 234,960
450,000 Petrobras Global Finance BV,
6 .00% , 01/27/28 ........... 495,608
Principal
Amount Value
NETHERLANDS (continued)
$ 200,000 Petrobras Global Finance BV,
5 .09% , 01/15/30 (e) ......... 206,000
1,152,128
NORWAY — 0 .0%
125,000 Yara International ASA,
3 .15% , 06/04/30 (a) ......... 135,009
SAUDI ARABIA — 0 .0%
400,000 Saudi Arabian Oil Co.,
4 .25% , 04/16/39 (e) ......... 480,648
SINGAPORE — 0 .0%
900,000 Jubilant Pharma Ltd.,
6 .00% , 03/05/24 (e) ......... 904,616
SOUTH KOREA — 0 .1%
550,000 KDB Life Insurance Co. Ltd.,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
4.658%),
7 .50% , 11/21/68 (e) (f) ....... 525,801
200,000 Kia Motors Corp.,
3 .50% , 10/25/27 (e) ......... 212,739
850,000 Kyobo Life Insurance Co. Ltd.,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.091%),
3 .95% , 01/24/69 (e) (f) ....... 862,801
1,601,341
SWITZERLAND — 0 .0%
225,000 Credit Suisse AG,
6 .50% , 08/08/23 (e) ......... 251,719
UNITED ARAB EMIRATES — 0 .0%
619,034 Emirates Airline,
4 .50% , 02/06/25 (e) ......... 588,125
300,000 Kuwait Projects Co. SPC Ltd.,
5 .00% , 03/15/23 (e) ......... 308,885
897,010
UNITED KINGDOM — 0 .1%
300,000 AngloGold Ashanti Holdings Plc,
6 .50% , 04/15/40 ........... 355,948
758,000 MARB BondCo Plc,
7 .00% , 03/15/24 (e) ......... 788,707
1,144,655
UNITED STATES — 1 .5%
275,000 Aramark Services, Inc.,
6 .38% , 05/01/25 (a) ......... 290,125
100,000 AT&T, Inc.,
2 .30% , 06/01/27 ........... 105,914

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 200,000 AT&T, Inc.,
3 .50% , 06/01/41 ........... 217,102
275,000 AT&T, Inc.,
3 .65% , 06/01/51 ........... 301,591
150,000 AT&T, Inc.,
3 .85% , 06/01/60 ........... 166,352
600,000 Bausch Health Cos, Inc.,
7 .00% , 01/15/28 (a) ......... 652,500
275,000 Bausch Health Cos, Inc.,
6 .25% , 02/15/29 (a) ......... 292,132
75,000 Calpine Corp.,
4 .63% , 02/01/29 (a) ......... 75,749
75,000 Calpine Corp.,
5 .00% , 02/01/31 (a) ......... 76,866
150,000 Carrier Global Corp.,
2 .70% , 02/15/31 (a) ......... 158,126
250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4 .25% , 02/01/31 (a) ......... 260,880
500,000 CEMEX Finance LLC,
6 .00% , 04/01/24 (e) ......... 507,375
75,000 CIT Group, Inc.,
(SOFR RATE + 3.827%),
3 .93% , 06/19/24 (f) ......... 75,187
300,000 Colt Merger Sub, Inc.,
6 .25% , 07/01/25 (a) ......... 312,938
700,000 Constellation Brands, Inc.,
4 .75% , 12/01/25 ........... 827,436
358,000 Covanta Holding Corp.,
5 .88% , 07/01/25 ........... 370,530
300,000 Dana, Inc.,
5 .50% , 12/15/24 ........... 306,750
225,000 DaVita, Inc.,
4 .63% , 06/01/30 (a) ......... 239,625
300,000 Delta Air Lines, Inc.,
7 .38% , 01/15/26 ........... 297,396
1,550,000 Deutsche Bank AG/New York NY,
3 .15% , 01/22/21 ........... 1,564,261
750,000 Deutsche Bank AG/New York NY,
4 .25% , 10/14/21 ........... 774,285
300,000 DISH DBS Corp.,
7 .38% , 07/01/28 (a) ......... 317,538
50,000 EQM Midstream Partners LP,
6 .50% , 07/01/27 (a) ......... 55,130
275,000 Equinix, Inc. REIT,
1 .80% , 07/15/27 ........... 282,631
450,000 Equinix, Inc. REIT,
2 .15% , 07/15/30 ........... 463,711
1,875,000 Ford Motor Credit Co. LLC,
4 .06% , 11/01/24 ........... 1,916,625
Principal
Amount Value
UNITED STATES (continued)
$ 200,000 Ford Motor Credit Co. LLC,
4 .27% , 01/09/27 ........... 203,060
650,000 General Motors Co.,
6 .13% , 10/01/25 ........... 759,765
500,000 Gray Television, Inc.,
7 .00% , 05/15/27 (a) ......... 546,250
225,000 Hanesbrands, Inc.,
5 .38% , 05/15/25 (a) ......... 241,875
225,000 Health Care Service Corp. A Mutual
Legal Reserve Co.,
2 .20% , 06/01/30 (a) ......... 231,675
225,000 Health Care Service Corp. A Mutual
Legal Reserve Co.,
3 .20% , 06/01/50 (a) ......... 247,276
600,000 Herbalife Nutrition Ltd/HLF
Financing, Inc.,
7 .88% , 09/01/25 (a) ......... 652,500
175,000 IRB Holding Corp.,
7 .00% , 06/15/25 (a) ......... 190,719
100,000 Lennox International, Inc.,
1 .70% , 08/01/27 ........... 101,214
200,000 Martin Marietta Materials, Inc.,
4 .25% , 07/02/24 ........... 219,800
125,000 MasTec, Inc.,
4 .50% , 08/15/28 (a) ......... 130,625
125,000 Merck & Co., Inc.,
2 .45% , 06/24/50 ........... 134,668
125,000 Meritor, Inc.,
6 .25% , 06/01/25 (a) ......... 132,500
300,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6 .50% , 06/20/27 (a) ......... 310,500
300,000 Molina Healthcare, Inc.,
5 .38% , 11/15/22 ........... 315,000
600,000 NCR Corp.,
6 .38% , 12/15/23 ........... 618,000
25,000 NVIDIA Corp.,
3 .50% , 04/01/40 ........... 30,029
150,000 Occidental Petroleum Corp.,
2 .70% , 02/15/23 ........... 143,625
175,000 Occidental Petroleum Corp.,
3 .50% , 08/15/29 ........... 155,535
250,000 OneMain Finance Corp.,
6 .13% , 03/15/24 ........... 272,148
250,000 Outfront Media Capital LLC/Outfront
Media Capital Corp.,
6 .25% , 06/15/25 (a) ......... 253,750
1,575,000 Plains All American Pipeline LP/PAA
Finance Corp.,
3 .60% , 11/01/24 ........... 1,624,534

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 246,000 Plains All American Pipeline LP/PAA
Finance Corp.,
3 .80% , 09/15/30 ........... 246,298
990,000 Rockies Express Pipeline LLC,
3 .60% , 05/15/25 (a) ......... 960,300
1,675,000 Rockies Express Pipeline LLC,
4 .95% , 07/15/29 (a) ......... 1,636,274
1,550,000 Rockies Express Pipeline LLC,
4 .80% , 05/15/30 (a) ......... 1,466,672
175,000 Roper Technologies, Inc.,
2 .00% , 06/30/30 ........... 182,523
325,000 Sabre GLBL, Inc.,
5 .38% , 04/15/23 (a) ......... 318,906
300,000 Scientific Games International, Inc.,
5 .00% , 10/15/25 (a) ......... 297,375
350,000 Service Properties Trust REIT,
4 .50% , 06/15/23 ........... 332,500
200,000 Shea Homes LP/Shea Homes Funding
Corp.,
4 .75% , 02/15/28 (a) ......... 209,830
50,000 Sherwin-Williams Co. (The),
2 .30% , 05/15/30 ........... 53,019
204,000 Sonoco Products Co.,
3 .13% , 05/01/30 ........... 224,537
3,395,000 Southern Star Central Corp.,
5 .13% , 07/15/22 (a) ......... 3,400,296
150,000 Standard Industries, Inc.,
4 .38% , 07/15/30 (a) ......... 162,000
25,000 Summit Materials LLC/Summit
Materials Finance Corp.,
5 .25% , 01/15/29 (a) ......... 25,937
49,000 Taylor Morrison Communities, Inc.,
5 .88% , 01/31/25 (a) ......... 50,470
50,000 Taylor Morrison Communities, Inc.,
5 .13% , 08/01/30 (a) ......... 54,625
725,000 TEGNA, Inc.,
5 .00% , 09/15/29 (a) ......... 730,887
550,000 T-Mobile USA, Inc.,
3 .88% , 04/15/30 (a) ......... 629,888
250,000 T-Mobile USA, Inc.,
4 .50% , 04/15/50 (a) ......... 312,088
100,000 United Rentals North America, Inc.,
3 .88% , 02/15/31 ........... 100,000
250,000 UnitedHealth Group, Inc.,
2 .75% , 05/15/40 ........... 280,334
100,000 Upjohn, Inc.,
1 .65% , 06/22/25 (a) ......... 102,908
250,000 Upjohn, Inc.,
3 .85% , 06/22/40 (a) ......... 284,297
Principal
Amount Value
UNITED STATES (continued)
$ 200,000 Upjohn, Inc.,
4 .00% , 06/22/50 (a) ......... 227,737
1,475,000 Wabtec Corp.,
4 .40% , 03/15/24 ........... 1,597,101
42,119,000 Washington Mutual Bank/Debt Not
Acquired By JPMorgan Escrow,
0 .00% , 12/31/49 (c) ......... 0
21,131,000 Washington Mutual Bank/Debt Not
Acquired By JPMorgan Escrow,
0 .00% , 12/31/49 (c) ......... 0
3,000,000 Washington Mutual Bank/Debt Not
Acquired By JPMorgan Escrow,
0 .00% , 12/31/49 (c) ......... 0
9,840,000 Washington Mutual Bank/Debt Not
Acquired By JPMorgan Escrow,
0 .00% , 12/31/49 (c) ......... 0
300,000 WESCO Distribution, Inc.,
7 .25% , 06/15/28 (a) ......... 327,750
150,000 Western Midstream Operating LP,
5 .50% , 08/15/48 ........... 133,875
350,000 WPX Energy, Inc.,
4 .50% , 01/15/30 ........... 325,815
375,000 Xylem, Inc.,
1 .95% , 01/30/28 ........... 389,822
33,487,867
Total Corporate Bonds
(Cost $60,986,206)
$ 62,686,032
GOVERNMENT BONDS — 0.1%
COLOMBIA — 0 .0%
350,000 Colombia Government International
Bond,
3 .00% , 01/30/30 ........... 360,325
INDONESIA — 0 .0%
500,000 Indonesia Government International
Bond,
4 .75% , 02/11/29 ........... 600,880
ROMANIA — 0 .0%
300,000 Romanian Government International
Bond,
3 .88% , 10/29/35 (e) ......... 391,409
SAUDI ARABIA — 0 .0%
450,000 Saudi Government International Bond,
3 .75% , 01/21/55 (e) ......... 518,332

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED ARAB EMIRATES — 0 .1%
$ 575,000 Abu Dhabi Government International
Bond,
2 .50% , 09/30/29 (e) ......... 620,698
Total Government Bonds
(Cost $2,312,275)
$ 2,491,644
ASSET-BACKED SECURITIES — 27.9%
CAYMAN ISLANDS — 7 .7%
Collateralized Loan Obligations — 7 .7%
11,955,203 Adams Mill CLO Ltd., Series 2014-
1A, Class F,
(3 mo. LIBOR US + 5.690%),
5 .97% , 07/15/26 (a) (g) ....... 5,906,151
1,000,000 ALM Loan Funding Ltd., Series 2013-
7RA, Class DR,
(3 mo. LIBOR US + 7.140%),
7 .42% , 10/15/28 (a) (g) ....... 925,179
2,000,000 ALM Loan Funding Ltd., Series 2015-
16A, Class DR2,
(3 mo. LIBOR US + 5.100%),
5 .38% , 07/15/27 (a) (g) ....... 1,795,705
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. LIBOR US + 5.700%),
5 .97% , 04/20/31 (a) (g) ....... 807,433
5,000,000 Atrium VIII, Series 8A, Class SUB,
0 .00% , 10/23/24 (a) (i) ....... 293,576
2,000,000 Atrium XII, Series 12A, Class ER,
(3 mo. LIBOR US + 5.250%),
5 .51% , 04/22/27 (a) (g) ....... 1,645,017
12,131,250 Atrium XIII, Series 13A, Class SUB,
0 .00% , 11/21/47 (a) (i) ....... 6,996,276
1,500,000 BlueMountain CLO Ltd., Series 2015-
1A, Class D,
(3 mo. LIBOR US + 5.450%),
5 .72% , 04/13/27 (a) (g) ....... 1,342,955
1,000,000 Carlyle Global Market Strategies CLO
Ltd., Series 2015-2A, Class DR,
(3 mo. LIBOR US + 4.350%),
4 .59% , 04/27/27 (a) (g) ....... 790,000
881,202 Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class SBB1,
(3 mo. LIBOR US + 8.500%),
8 .77% , 07/20/32 (a) (g) ....... 691,821
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
0 .00% , 04/20/32 (a) (i) ....... 7,673,050
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
0 .00% , 01/20/31 (a) (i) ....... 5,586,030
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 20,000,000 Jackson Mill CLO Ltd., Series 2015-
1A, Class SUB,
0 .00% , 04/15/27 (a) (i) ....... 2,622,078
7,400,000 Jefferson Mill CLO Ltd., Series 2015-
1A, Class FR,
(3 mo. LIBOR US + 8.150%),
8 .42% , 10/20/31 (a) (g) ....... 4,575,196
2,000,000 Madison Park Funding XVI Ltd.,
Series 2015-16A, Class D,
(3 mo. LIBOR US + 5.500%),
5 .77% , 04/20/26 (a) (g) ....... 1,772,249
1,250,000 Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ER,
(3 mo. LIBOR US + 5.000%),
5 .28% , 01/15/28 (a) (g) ....... 1,065,875
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
0 .00% , 07/25/31 (a) (i) ....... 2,350,788
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
0 .00% , 10/23/30 (a) (i) ....... 2,177,172
125,000,000 Romark Credit Funding I Ltd., Series
2020-1A, Class SUB,
0 .00% , 04/28/38 (a) (i) ....... 105,796,025
7,675,085 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. LIBOR US + 8.100%),
8 .37% , 04/20/31 (a) (g) ....... 4,883,753
1,000,000 Westcott Park CLO Ltd., Series 2016-
1A, Class DR,
(3 mo. LIBOR US + 3.250%),
3 .52% , 07/20/28 (a) (g) ....... 970,525
4,500,000 York CLO-3 Ltd., Series 2016-1A,
Class ER,
(3 mo. LIBOR US + 6.400%),
6 .67% , 10/20/29 (a) (g) ....... 3,916,755
4,000,000 York CLO-3 Ltd., Series 2016-1A,
Class SUB,
0 .00% , 10/20/29 (a) (i) ....... 1,416,366
6,375,000 York CLO-5 Ltd., Series 2018-1A,
Class SUB,
0 .00% , 10/22/31 (a) (i) ....... 2,942,778
168,942,753
UNITED STATES — 20 .2%
Other Asset-Backed Securities — 20 .2%
4,194,179 Ajax Mortgage Loan Trust, Series
2017-D, Class A,
3 .75% , 12/25/57 (a) ......... 4,211,331

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,381,831 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
0 .00% , 12/31/49 (a) (c) (i) ..... 746,189
2,412,282 Ajax Mortgage Loan Trust, Series
2018-A, Class A,
3 .85% , 04/25/58 (a) ......... 2,220,571
764,504 Ajax Mortgage Loan Trust, Series
2018-A, Class B,
0 .00% , 04/25/58 (a) ......... 375,743
1,412,887 Ajax Mortgage Loan Trust, Series
2018-B, Class A,
3 .75% , 12/31/49 (a) (c) ....... 1,344,927
944,984 Ajax Mortgage Loan Trust, Series
2018-B, Class B,
0 .00% , 02/26/57 (a) ......... 258,166
6,750,550 Ajax Mortgage Loan Trust, Series
2018-D, Class A,
3 .75% , 08/25/58 (a) (i) ....... 6,924,619
1,824,312 Ajax Mortgage Loan Trust, Series
2018-D, Class B,
0 .00% , 08/25/58 (a) (c) (i) ..... 903,035
1,312,500 Ajax Mortgage Loan Trust, Series
2018-E, Class B,
5 .25% , 06/25/58 (a) (c) (i) ..... 1,320,244
3,261,752 Ajax Mortgage Loan Trust, Series
2018-E, Class C,
0 .00% , 06/25/58 (a) (i) ....... 2,383,852
1,498,613 Ajax Mortgage Loan Trust, Series
2018-F, Class B,
5 .25% , 11/25/58 (a) (c) (i) ..... 1,485,425
3,530,482 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
0 .00% , 11/25/58 (a) ......... 2,094,451
16,063,313 Ajax Mortgage Loan Trust, Series
2018-G, Class A,
4 .38% , 06/25/57 (a) (i) ....... 16,506,373
2,100,000 Ajax Mortgage Loan Trust, Series
2018-G, Class B,
5 .25% , 06/25/57 (a) (c) (i) ..... 1,575,000
5,362,641 Ajax Mortgage Loan Trust, Series
2018-G, Class C,
0 .00% , 06/25/57 (a) (c) ....... 5,246,272
17,650,020 Ajax Mortgage Loan Trust, Series
2019-A, Class A,
3 .75% , 08/25/57 (a) (i) ....... 17,915,879
2,450,000 Ajax Mortgage Loan Trust, Series
2019-A, Class B,
5 .25% , 08/25/57 (a) (i) ....... 2,056,330
6,127,642 Ajax Mortgage Loan Trust, Series
2019-A, Class C,
0 .00% , 12/31/49 (a) (c) ....... 5,045,500
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 9,206,767 Ajax Mortgage Loan Trust, Series
2019-B, Class A,
3 .75% , 01/25/59 (a) (i) ....... 9,344,682
2,100,000 Ajax Mortgage Loan Trust, Series
2019-B, Class B,
5 .25% , 01/25/59 (a) (c) (i) ..... 1,575,000
5,374,749 Ajax Mortgage Loan Trust, Series
2019-B, Class C,
0 .00% , 01/25/59 (a) (c) ....... 4,586,273
10,009,552 Ajax Mortgage Loan Trust, Series
2019-E, Class A, STEP,
3 .00% , 09/25/59 (a) ......... 9,772,235
3,512,199 Ajax Mortgage Loan Trust, Series
2019-E, Class B, STEP,
4 .88% , 09/25/59 (a) ......... 2,845,680
8,268,083 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
0 .00% , 09/25/59 (a) ......... 4,069,367
14,295,361 Ajax Mortgage Loan Trust, Series
2019-G, Class A, STEP,
3 .00% , 09/25/59 (a) ......... 13,866,000
2,927,374 Ajax Mortgage Loan Trust, Series
2019-G, Class B, STEP,
4 .25% , 09/25/59 (a) ......... 2,382,740
7,494,458 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
0 .00% , 09/25/59 (a) ......... 5,524,117
28,535,335 Ajax Mortgage Loan Trust, Series
2020-A, Class A, STEP,
2 .38% , 12/25/59 (a) ......... 28,336,658
4,328,402 Ajax Mortgage Loan Trust, Series
2020-A, Class B, STEP,
3 .50% , 12/25/59 (a) ......... 4,285,336
10,469,177 Ajax Mortgage Loan Trust, Series
2020-A, Class C,
0 .00% , 12/25/59 (a) (c) ....... 6,508,687
10,601,518 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. LIBOR US + 0.480%),
0 .65% , 05/25/35 (g) ......... 9,359,239
4,662,515 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. LIBOR US + 0.460%),
0 .63% , 01/25/36 (g) ......... 3,304,360
6,015,742 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. LIBOR US + 0.420%),
0 .59% , 01/25/36 (g) ......... 4,009,087

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7 .07% , 02/10/22 (i) ......... 3,467,620
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7 .49% , 12/10/25 (i) ......... 2,431,816
8,160,068 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. LIBOR US + 0.450%),
0 .62% , 09/25/37 (a) (g) ....... 7,373,831
9,378,179 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. LIBOR US + 1.000%),
1 .17% , 05/28/39 (a) (g) ....... 7,767,432
1,758,116 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. LIBOR US + 1.300%),
1 .47% , 05/28/39 (a) (g) ....... 1,706,049
1,948,729 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. LIBOR US + 1.000%),
1 .17% , 12/28/40 (a) (g) ....... 1,711,325
4,092,770 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. LIBOR US + 0.930%),
1 .10% , 12/28/40 (a) (g) ....... 3,374,034
1,808,633 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. LIBOR US + 0.680%),
0 .85% , 12/25/35 (g) ......... 1,607,022
5,080,721 Bear Stearns Asset-Backed Securities
Trust, Series 2006-HE10,
Class 22A,
(1 mo. LIBOR US + 0.140%),
0 .31% , 12/25/36 (g) ......... 5,323,879
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. LIBOR US + 0.420%),
0 .59% , 02/25/37 (g) ......... 3,652,289
6,357,674 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. LIBOR US + 0.500%),
0 .67% , 02/25/37 (g) ......... 3,985,508
4,772,946 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4 .00% , 11/25/44 (a) (i) ....... 4,761,175
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,477,395 Conseco Finance Corp., Series 1997-7,
Class M1,
7 .03% , 07/15/28 (i) ......... 2,195,653
2,544,980 Conseco Finance Corp., Series 1998-2,
Class M1,
6 .94% , 12/01/28 (i) ......... 2,498,928
2,498,309 Conseco Finance Corp., Series 1999-5,
Class A5,
7 .86% , 03/01/30 (i) ......... 1,491,240
2,818,488 Conseco Finance Corp., Series 1999-5,
Class A6,
7 .50% , 03/01/30 (i) ......... 1,621,245
11,192,746 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8 .06% , 09/01/29 (i) ......... 4,037,883
2,673,892 Countrywide Asset-Backed
Certificates, Series 2005-17,
Class 1AF4, STEP,
6 .05% , 05/25/36 ........... 2,765,630
686,224 Countrywide Asset-Backed
Certificates, Series 2006-11,
Class 3AV2,
(1 mo. LIBOR US + 0.160%),
0 .33% , 09/25/46 (g) ......... 665,769
5,499,465 Countrywide Asset-Backed
Certificates, Series 2006-22,
Class M1,
(1 mo. LIBOR US + 0.230%),
0 .40% , 05/25/47 (g) ......... 2,989,807
5,579,389 Countrywide Asset-Backed
Certificates, Series 2006-26,
Class M1,
(1 mo. LIBOR US + 0.250%),
0 .42% , 06/25/37 (g) ......... 4,186,104
154,467 Countrywide Asset-Backed
Certificates, Series 2006-S4,
Class A4,
5 .93% , 07/25/34 (i) ......... 154,925
2,200,642 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. LIBOR US + 0.180%),
0 .35% , 05/15/36 (g) ......... 2,109,644
1,183,490 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. LIBOR US + 0.300%),
0 .47% , 12/15/33 (a) (g) ....... 1,119,364

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 924,264 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. LIBOR US + 0.240%),
0 .41% , 02/15/30 (a) (g) ....... 810,527
677,688 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. LIBOR US + 0.190%),
0 .36% , 05/15/35 (a) (g) ....... 603,185
10,242,833 Credit Suisse Mortgage Capital
Certificates, Series 2019-JR1,
Class B3,
17 .26% , 09/27/66 (a) (c) ...... 6,420,003
3,958,993 Credit Suisse Mortgage Capital
Certificates, Series 2019-JR1,
Class PT2,
0 .00% , 03/25/59 (a) (c) ....... 1,459,879
2,863,115 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR US + 0.340%),
0 .51% , 07/25/37 (a) (g) ....... 2,221,418
8,747,549 CWABS Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. LIBOR US + 0.300%),
0 .47% , 03/25/37 (g) ......... 5,839,992
4,887,568 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. LIBOR US + 0.360%),
0 .72% , 03/25/36 (g) ......... 3,690,313
2,298,258 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. LIBOR US + 1.800%),
1 .97% , 10/25/33 (g) ......... 2,262,102
9,124,583 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. LIBOR US + 0.250%),
0 .42% , 07/25/36 (g) ......... 6,100,824
4,118,801 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. LIBOR US + 0.400%),
0 .57% , 01/25/36 (g) ......... 2,544,888
4,388,388 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. LIBOR US + 0.150%),
0 .32% , 03/25/37 (g) ......... 2,663,168
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. LIBOR US + 0.410%),
0 .58% , 11/25/35 (g) ......... 1,313,328
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 930,625 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. LIBOR US + 0.500%),
0 .67% , 02/25/36 (g) ......... 894,093
453,472 GMACM Home Equity Loan Trust,
Series 2006-HE1, Class A,
(1 mo. LIBOR US + 0.315%),
0 .49% , 11/25/36 (g) ......... 442,979
6,518,683 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8 .45% , 06/20/31 (i) ......... 4,774,351
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. LIBOR US + 0.350%),
0 .52% , 12/25/35 (g) ......... 968,125
10,325,251 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. LIBOR US + 0.180%),
0 .35% , 03/25/36 (g) ......... 4,532,291
473,034 GSAA Trust, Series 2006-7, Class AF2,
5 .99% , 03/25/46 (i) ......... 269,092
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. LIBOR US + 2.250%),
2 .42% , 02/25/47 (g) ......... 3,610,295
4,375,000 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. LIBOR US + 0.150%),
0 .32% , 05/25/37 (g) ......... 3,626,062
5,348,409 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4 .87% , 12/25/36 ........... 2,664,415
1,292,613 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6 .53% , 09/25/37 (a) ......... 1,283,227
6,000,000 Legacy Mortgage Asset Trust, Series
2018-SL1, Class M,
4 .50% , 02/25/58 (a) (i) ....... 5,874,032
6,076,244 Legacy Mortgage Asset Trust, Series
2019-SL1, Class A,
4 .00% , 12/28/54 (a) (i) ....... 6,120,479
1,985,359 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
0 .00% , 02/25/59 (a) (c) ....... 350,813
1,900,000 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4 .25% , 02/25/59 (a) (c) (i) ..... 1,814,500

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,681,972 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6 .63% , 04/15/40 (i) ......... 3,916,025
315,231 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. LIBOR US + 0.090%),
0 .26% , 06/25/37 (a) (g) ....... 233,289
6,487,258 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2,
(1 mo. LIBOR US + 0.200%),
0 .37% , 06/25/37 (a) (g) ....... 4,376,680
1,099,058 Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A2,
(1 mo. LIBOR US + 0.110%),
0 .28% , 11/25/36 (g) ......... 397,172
5,895,606 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. LIBOR US + 0.160%),
0 .33% , 10/25/36 (g) ......... 2,006,237
2,855,723 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. LIBOR US + 3.250%),
3 .42% , 03/25/32 (g) ......... 2,853,239
4,162,025 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. LIBOR US + 0.320%),
0 .49% , 03/25/36 (g) ......... 619,137
435,632 MCM Trust, Series 2018-NPL1,
Class A,
4 .00% , 05/28/58 (a) ......... 438,288
2,022,918 MCM Trust, Series 2018-NPL1,
Class B,
0 .00% , 05/28/58 (a) ......... 1,416,503
2,976,712 MERIT Securities Corp., Series 13,
Class M2, STEP,
7 .33% , 12/28/33 ........... 2,651,837
10,522,724 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. LIBOR US + 0.250%),
0 .42% , 10/25/37 (g) ......... 4,434,298
1,269,305 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. LIBOR US + 0.240%),
0 .41% , 06/25/36 (g) ......... 842,997
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 7,115,335 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. LIBOR US + 0.130%),
0 .30% , 11/25/36 (g) ......... 3,829,888
3,552,609 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. LIBOR US + 0.360%),
0 .53% , 02/25/36 (g) ......... 3,066,657
4,808,676 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6 .01% , 10/25/36 ........... 1,783,410
1,581,418 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. LIBOR US + 0.300%),
0 .47% , 03/25/36 (g) ......... 1,557,794
3,200,000 Nationstar HECM Loan Trust, Series
2018-2A, Class M4,
5 .06% , 07/25/28 (a) (c) (i) ..... 3,177,664
5,000,000 Nationstar HECM Loan Trust, Series
2019-2A, Class M4,
5 .68% , 11/25/29 (a) (c) (i) ..... 4,895,800
8,000,000 Nationstar Home Equity Loan Trust,
Series 2007-A, Class M3,
(1 mo. LIBOR US + 0.300%),
0 .47% , 03/25/37 (g) ......... 5,989,918
5,669,318 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. LIBOR US + 0.450%),
0 .62% , 12/25/35 (g) ......... 4,471,849
1,984,578 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. LIBOR US + 0.400%),
0 .57% , 10/25/36 (a) (g) ....... 1,872,722
1,942,994 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7 .48% , 08/15/27 ........... 1,852,477
10,114,583 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7 .40% , 07/15/30 (i) ......... 3,866,485
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5 .92% , 06/15/31 (i) ......... 1,726,356
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6 .61% , 06/15/31 (i) ......... 1,337,321
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7 .41% , 06/15/31 (i) ......... 1,711,976

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 730,347 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5 .90% , 09/15/22 (i) ......... 533,317
844,152 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7 .09% , 06/15/32 (i) ......... 891,497
4,000,000 OneMain Financial Issuance Trust,
Series 2015-3A, Class D,
6 .94% , 11/20/28 (a) ......... 3,834,370
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3 .93% , 07/25/35 ........... 2,371,733
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3 .87% , 09/17/36 (a) ......... 980,787
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3 .68% , 10/17/36 (a) ......... 2,914,530
3,825,000 Residential Asset Securities Corp.,
Series 2005-KS10, Class M4,
(1 mo. LIBOR US + 0.580%),
0 .75% , 11/25/35 (g) ......... 2,719,370
2,000,000 Residential Asset Securities Corp.,
Series 2006-KS4, Class M2,
(1 mo. LIBOR US + 0.290%),
0 .46% , 06/25/36 (g) ......... 1,556,438
1,500,000 RMF Buyout Issuance Trust, Series
2019-1, Class M5,
6 .00% , 07/25/29 (a) (c) (i) ..... 1,423,620
1,546,251 SACO I Trust, Series 2006-7,
Class A1,
(1 mo. LIBOR US + 0.260%),
0 .43% , 07/25/36 (g) ......... 1,521,492
4,140,690 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. LIBOR US + 0.320%),
0 .49% , 09/25/36 (g) ......... 2,950,881
8,470,314 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. LIBOR US + 0.290%),
0 .46% , 01/25/47 (g) ......... 6,142,861
3,025,356 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. LIBOR US + 0.270%),
0 .44% , 02/25/37 (g) ......... 2,099,584
11,465,595 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. LIBOR US + 0.250%),
0 .42% , 07/25/36 (g) ......... 6,224,654
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,036,876 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. LIBOR US + 0.450%),
0 .62% , 11/25/35 (g) ......... 2,370,345
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. LIBOR US + 0.500%),
0 .67% , 07/25/35 (g) ......... 3,466,341
1,980,856 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. LIBOR US + 0.440%),
0 .61% , 02/25/37 (g) ......... 5,213,603
9,613,065 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. LIBOR US + 0.400%),
0 .57% , 06/25/37 (a) (g) ....... 3,912,378
444,989,741
Total Asset-Backed Securities
(Cost $724,684,525)
$ 613,932,494
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 15.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 13 .9%
619,597 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
3 .74% , 07/25/35 (i) ......... 588,694
2,015,966 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
4 .70% , 03/25/37 (i) ......... 1,623,576
1,851,189 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average US +
0.960%),
2 .28% , 09/25/46 (g) ......... 1,825,415
1,551,671 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6 .25% , 06/25/37 ........... 1,419,965
12,666,917 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
4 .35% , 07/31/57 (a) (i) ....... 4,401,500
3,572,210 Ari Investments LLC,
4 .61% , 01/06/25 (c) (i) ....... 3,429,322
3,143,780 Ari Investments LLC,
4 .55% , 01/30/25 (c) (i) ....... 3,049,466

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,878,981 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. LIBOR US + 0.400%),
0 .57% , 01/25/37 (g) ......... 1,370,262
292,523 Banc of America Funding Corp., Series
2005-F, Class 6A1,
3 .92% , 09/20/35 (i) ......... 273,215
578,637 Banc of America Funding Corp., Series
2006-A, Class 3A2,
3 .52% , 02/20/36 (i) ......... 535,451
538,300 Banc of America Funding Corp., Series
2006-E, Class 2A1,
3 .49% , 06/20/36 (i) ......... 496,031
1,785,248 Banc of America Funding Corp., Series
2007-1, Class TA5, STEP,
6 .09% , 01/25/37 ........... 1,843,114
3,285,437 Banc of America Funding Corp., Series
2015-R3, Class 1A2,
0 .64% , 03/27/36 (a) (i) ....... 2,421,015
562,908 Banc of America Mortgage Securities,
Inc., Series 2005-I, Class 2A5,
3 .98% , 10/25/35 (i) ......... 548,630
3,796,955 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6 .44% , 12/26/37 (a) (i) ....... 3,280,346
1,245,627 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
3 .41% , 02/25/36 (i) ......... 1,203,147
224,015 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
3 .60% , 08/25/35 (i) ......... 201,679
431,651 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3 .84% , 05/25/47 (i) ......... 407,440
1,722,264 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. LIBOR US + 0.440%),
0 .61% , 04/25/36 (g) ......... 2,109,091
3,732,336 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. LIBOR US + 0.320%),
0 .49% , 11/25/36 (g) ......... 3,740,492
2,945,593 Bear Stearns Asset-Backed Securities
Trust, Series 2006-AC2,
Class 22A1,
(1 mo. LIBOR US + 0.350%),
0 .52% , 03/25/36 (g) ......... 341,240
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,945,593 Bear Stearns Asset-Backed Securities
Trust, Series 2006-AC2,
Class 22A3,
(1 mo. LIBOR US + 0.350%),
0 .52% , 03/25/36 (g) ......... 341,238
1,676,144 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. LIBOR US + 0.280%),
0 .45% , 08/25/36 (g) ......... 1,640,301
1,175,456 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. LIBOR US + 0.300%),
0 .47% , 11/25/36 (g) ......... 1,111,120
1,629,751 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3 .75% , 04/25/45 (a) (i) ....... 1,615,601
4,506,348 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6 .00% , 12/25/37 ........... 3,074,880
12,774,701 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6 .00% , 02/25/37 ........... 8,007,944
2,958,771 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6 .25% , 12/25/37 ........... 2,624,253
3,378,447 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6 .50% , 06/25/38 ........... 2,942,862
194,004 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
3 .96% , 06/25/36 (i) ......... 177,691
3,783,564 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5 .75% , 04/25/47 (a) ......... 3,100,526
260,811 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
4 .18% , 05/25/35 (i) ......... 257,607
486,323 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6 .00% , 02/25/35 ........... 452,666
993,118 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. LIBOR US + 0.300%),
0 .47% , 08/25/35 (g) ......... 905,436
7,105,668 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. LIBOR US + 5.500%),
5 .33% , 11/25/35 (g) ......... 1,643,389
523,040 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3 .78% , 12/25/35 (i) ......... 494,912

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 93,660 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average US +
1.000%),
2 .32% , 12/25/35 (g) ......... 86,477
1,479,196 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. LIBOR US + 0.450%),
0 .62% , 05/25/35 (g) ......... 1,299,463
872,585 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5 .50% , 12/25/35 ........... 711,556
3,224,425 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. LIBOR US + 0.350%),
0 .52% , 05/25/36 (g) ......... 1,331,910
1,999,661 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6 .50% , 06/25/36 ........... 1,470,032
3,944,948 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6 .00% , 07/25/36 ........... 2,721,738
1,346,974 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. LIBOR US + 0.350%),
0 .52% , 08/25/36 (g) ......... 632,645
1,346,974 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. LIBOR US + 7.150%),
6 .98% , 08/25/36 (g) ......... 395,492
1,388,541 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5 .75% , 08/25/36 ........... 1,078,167
1,374,531 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. LIBOR US + 0.400%),
0 .57% , 03/25/36 (g) ......... 590,157
3,860,945 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5 .50% , 03/25/36 ........... 2,623,933
1,499,979 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6 .00% , 01/25/37 ........... 1,209,646
1,086,108 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5 .75% , 01/25/37 ........... 856,557
1,320,263 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6 .00% , 02/25/37 ........... 1,000,412
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,018,886 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6 .00% , 02/25/37 ........... 2,287,522
5,754,697 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. LIBOR US + 0.340%),
0 .51% , 02/25/37 (g) ......... 2,606,619
2,877,348 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. LIBOR US + 6.600%),
6 .43% , 02/25/37 (g) ......... 760,352
180,185 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5 .50% , 05/25/36 ........... 176,890
511,203 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. LIBOR US + 0.400%),
0 .57% , 05/25/36 (g) ......... 411,395
3,262,328 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6 .50% , 05/25/36 ........... 2,246,315
2,823,091 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(Cost of Funds for the 11th
District of San Francisco +
1.500%),
2 .26% , 11/20/46 (g) ......... 2,027,566
5,560,247 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average US +
1.730%),
3 .05% , 11/25/46 (g) ......... 4,524,544
2,865,106 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. LIBOR US + 0.190%),
0 .36% , 11/25/46 (g) ......... 2,464,929
4,201,533 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. LIBOR US + 0.190%),
0 .38% , 03/20/47 (g) ......... 3,382,860
931,969 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. LIBOR US + 0.210%),
0 .38% , 05/25/36 (g) ......... 803,288
3,419,906 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. LIBOR US + 0.180%),
0 .35% , 04/25/46 (g) ......... 2,636,463
2,269,874 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5 .75% , 06/25/37 ........... 1,601,618

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,286,317 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6 .00% , 06/25/37 ........... 1,656,490
1,131,198 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6 .00% , 08/25/37 ........... 844,752
4,777,101 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6 .50% , 09/25/37 ........... 2,875,502
4,418,449 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6 .50% , 11/25/37 ........... 3,149,187
1,073,048 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6 .00% , 05/25/37 ........... 639,750
473,567 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4 .25% , 11/25/36 ........... 565,477
9,969,936 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average US +
0.840%),
2 .16% , 03/25/47 (g) ......... 8,180,275
343,490 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. LIBOR US + 0.180%),
0 .35% , 04/25/47 (g) ......... 107,375
1,890,453 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. LIBOR US + 0.240%),
0 .41% , 08/25/47 (g) ......... 1,671,537
1,746,971 Countrywide Alternative Loan Trust,
Series 2008-1R, Class 2A3,
6 .00% , 08/25/37 ........... 1,379,433
1,407,195 Countrywide Alternative
Resecuritization, Series 2006-
22R, Class 2A1,
6 .25% , 05/25/36 ........... 1,143,780
1,432,218 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
3 .30% , 01/25/36 (i) ......... 1,260,299
2,157,670 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 2A4,
(1 mo. LIBOR US + 1.400%),
1 .57% , 08/25/35 (g) ......... 1,750,778
411,973 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4 .50% , 09/25/35 ........... 400,898
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 11,233,343 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average US +
0.960%),
2 .28% , 04/01/46 (f) ......... 4,794,148
3,165,302 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. LIBOR US + 0.200%),
0 .37% , 04/25/46 (g) ......... 2,823,895
775,821 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
R2, Class AF1,
(1 mo. LIBOR US + 0.420%),
0 .59% , 07/25/36 (a) (g) ....... 679,366
2,131,578 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6 .25% , 02/25/38 ........... 1,612,251
3,149,651 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
3 .41% , 03/25/37 (i) ......... 2,799,476
13,971 Credit Suisse Mortgage Capital
Certificates, Series 2006-8,
Class 1A1,
4 .50% , 10/25/21 ........... 13,151
2,462,603 Credit Suisse Mortgage Capital
Certificates, Series 2006-9,
Class 3A1,
6 .00% , 11/25/36 ........... 2,306,503
2,870,523 Credit Suisse Mortgage Capital
Certificates, Series 2007-3,
Class 1A1A,
5 .84% , 04/25/37 (i) ......... 1,254,859
7,025,598 Credit Suisse Mortgage Capital
Certificates, Series 2009-12R,
Class 3A1,
6 .50% , 10/27/37 (a) ......... 3,889,426
4,142,138 Credit Suisse Mortgage Capital
Certificates, Series 2014-2R,
Class 17A3,
4 .03% , 04/27/37 (a) (i) ....... 3,238,089
7,000,000 Credit Suisse Mortgage Capital
Certificates, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR US + 0.150%),
0 .33% , 10/27/36 (a) (g) ....... 5,118,747

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 9,321,614 Credit Suisse Mortgage Trust
Mortgage-Backed Trust, Series
2017-2, Class CERT,
0 .00% , 02/01/47 (a) (c) ....... 8,575,885
6,558,404 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. LIBOR US + 1.350%),
1 .52% , 11/25/35 (g) ......... 1,332,552
608,512 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3 .88% , 11/19/35 (i) ......... 558,951
4,142,261 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. LIBOR US + 0.350%),
0 .52% , 01/25/35 (a) (g) ....... 3,647,956
1,535,319 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. LIBOR US + 0.350%),
0 .52% , 01/25/36 (a) (g) ....... 1,232,382
414,216 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
4 .06% , 01/25/35 (i) ......... 401,437
45,127 GSR Mortgage Loan Trust, Series
2006-4F, Class 1A1,
5 .00% , 05/25/36 ........... 144,586
3,144,684 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6 .50% , 08/25/36 ........... 1,772,052
105,570 GSR Mortgage Loan Trust, Series
2006-9F, Class 9A1,
6 .00% , 08/25/21 ........... 111,546
440,145 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
3 .97% , 01/25/36 (i) ......... 422,899
728,855 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6 .00% , 07/25/37 ........... 651,148
5,872,232 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2 .64% , 06/25/47 (i) ......... 4,216,569
2,600,989 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. LIBOR US + 0.250%),
0 .44% , 07/19/47 (g) ......... 2,195,289
5,000,000 Headlands Residential LLC, Series
2019-RPL1, Class NOTE, STEP,
3 .97% , 06/25/24 (a) ......... 4,988,655
630,486 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
3 .30% , 04/25/37 (i) ......... 563,236
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 26,527,697 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2 .80% , 07/25/47 (i) ......... 1,777,488
2,583,207 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. LIBOR US + 0.270%),
0 .44% , 06/25/37 (g) ......... 2,408,509
1,786,058 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
2 .00% , 10/25/37 (i) ......... 1,299,114
63,045 JP Morgan Mortgage Trust, Series
2007-S2, Class 2A3,
5 .50% , 06/25/37 ........... 67,461
7,217,577 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6 .25% , 08/25/37 ........... 3,782,167
3,043,153 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. LIBOR US + 1.150%),
1 .32% , 12/25/37 (g) ......... 2,767,174
5,368,351 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6 .50% , 11/25/37 ........... 2,923,851
3,265,825 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7 .50% , 05/25/35 (a) ......... 3,140,506
1,668,922 MASTR Resecuritization Trust, Series
2008-3, Class A1,
0 .64% , 08/25/37 (a) (i) ....... 902,840
9,504,367 MCM Capital LLC Trust, Series 2018-
NPL2, Class B,
0 .00% , 10/25/28 (a) ......... 2,953,999
5,507,698 MCM Trust, Series 2018-NPL2,
Class A, STEP,
4 .00% , 10/25/28 (a) (c) ....... 4,956,928
3,344,847 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. LIBOR US + 0.210%),
0 .38% , 04/25/37 (g) ......... 2,950,436
1,362,840 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
3 .85% , 05/25/36 (i) ......... 1,192,864
593,868 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6 .25% , 10/25/36 ........... 405,660
5,228,419 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
0 .63% , 05/26/37 (a) ......... 4,292,886

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,230,985 Morgan Stanley Resecuritization Trust,
Series 2015-R6, Class 3A,
(1 mo. LIBOR US + 0.160%),
0 .34% , 07/26/45 (a) (g) ....... 1,175,448
4,219,731 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5 .50% , 05/25/35 (a) ......... 3,469,712
1,880,511 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6 .00% , 05/25/35 (a) ......... 1,544,108
758,356 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6 .50% , 10/25/36 ........... 723,233
4,685,195 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. LIBOR US + 0.550%),
0 .72% , 01/25/37 (g) ......... 3,282,903
124,268 Residential Funding Mortgage
Securities I, Series 2006-S11,
Class A2,
6 .00% , 11/25/36 ........... 120,621
2,780,898 Residential Funding Mortgage
Securities I, Series 2006-SA2,
Class 2A1,
4 .77% , 08/25/36 (i) ......... 2,022,216
1,935,000 RMF Buyout Issuance Trust, Series
2020-1, Class M5,
6 .00% , 02/25/30 (a) (c) (i) ..... 1,818,900
10,999,414 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
0 .00% , 07/25/56 (a) (h) ....... 1,192,245
18,964,779 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
0 .91% , 07/25/56 (a) (i) ....... 2,654,363
4,829,659 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
1 .71% , 11/25/57 (i) ......... 2,345,193
9,104,701 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
2 .82% , 08/25/57 (a) (i) ....... 3,097,579
2,026,379 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
3 .48% , 05/25/35 (i) ......... 1,708,497
2,825,566 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3 .63% , 04/25/36 (i) ......... 2,155,276
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,028,664 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. LIBOR US + 0.220%),
0 .39% , 05/25/46 (g) ......... 2,049,931
1,849,314 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. LIBOR US + 0.180%),
0 .35% , 09/25/47 (g) ......... 1,772,049
3,442,409 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. LIBOR US + 0.350%),
0 .52% , 06/25/35 (a) (g) ....... 2,946,095
11,123,749 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A,
6 .00% , 10/25/36 (a) ......... 7,346,828
840,456 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
3 .86% , 04/25/37 (i) ......... 668,617
288,096 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
3 .86% , 04/25/37 (i) ......... 214,858
722,101 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. LIBOR US + 1.250%),
1 .71% , 06/25/47 (g) ......... 633,050
30,023,244 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
3 .68% , 02/25/38 (a) (i) ....... 10,422,239
511,939 Voyager STICS Delaware Trust, Series
2009-1, Class CAA1,
(1 mo. LIBOR US + 0.320%),
0 .50% , 04/26/37 (a) (g) ....... 508,322
1,110,842 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
3 .07% , 07/25/37 (i) ......... 958,847
8,935,032 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(Cost of Funds for the 11th
District of San Francisco +
1.250%),
2 .01% , 05/25/47 (g) ......... 7,851,957
1,056,002 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5 .50% , 11/25/35 ........... 991,797

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,799,574 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6 .50% , 02/25/36 ........... 5,059,454
4,386,191 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6 .22% , 07/25/36 ........... 1,677,096
1,589,083 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average US +
0.960%),
2 .28% , 08/25/46 (g) ......... 1,041,221
1,056,625 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. LIBOR US + 0.320%),
0 .49% , 03/25/37 (g) ......... 881,832
8,827,629 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. LIBOR US + 6.680%),
6 .51% , 03/25/37 (g) ......... 1,741,343
1,870,646 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. LIBOR US + 0.540%),
0 .71% , 03/25/37 (g) ......... 1,578,269
1,681,939 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. LIBOR US + 0.490%),
0 .66% , 03/25/37 (g) ......... 1,418,920
2,427,672 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
4 .10% , 03/25/38 (i) ......... 2,067,568
305,371,120
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2 .0%
1,278,659 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. LIBOR US + 0.470%),
0 .64% , 01/25/36 (a) (g) ....... 1,172,493
1,090,810 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. LIBOR US + 0.500%),
0 .67% , 01/25/36 (a) (g) ....... 992,385
1,659,818 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. LIBOR US + 0.870%),
1 .04% , 07/25/36 (a) (g) ....... 1,443,793
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 7,628,500 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. LIBOR US + 1.500%),
1 .67% , 10/25/37 (a) (g) ....... 4,940,143
10,127,000 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. LIBOR US + 1.500%),
1 .67% , 12/25/37 (a) (g) ....... 9,263,745
4,746,489 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. LIBOR US + 2.650%),
2 .82% , 10/15/36 (a) (g) ....... 4,619,597
2,185,616 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
5 .76% , 07/25/39 (a) ......... 1,650,067
2,399,123 Velocity Commercial Capital Loan
Trust, Series 2014-1, Class M7,
8 .18% , 09/25/44 (a) (i) ....... 2,011,126
3,881,000 Velocity Commercial Capital Loan
Trust, Series 2016-1, Class M5,
8 .65% , 04/25/46 (a) (i) ....... 3,998,382
3,055,000 Velocity Commercial Capital Loan
Trust, Series 2017-1, Class M6,
7 .95% , 05/25/47 (a) (i) ....... 2,126,358
3,495,273 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5 .32% , 10/26/48 (a) (i) ....... 3,200,478
980,459 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6 .36% , 10/26/48 (a) (i) ....... 870,502
1,889,129 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4 .01% , 03/25/49 (a) (i) ....... 1,808,454
2,784,134 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4 .12% , 03/25/49 (a) (i) ....... 2,597,817
3,059,893 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4 .61% , 03/25/49 (a) (i) ....... 2,792,246
1,590,845 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5 .70% , 03/25/49 (a) (i) ....... 1,386,898
44,874,484
Total Non-Agency Mortgage-Backed Securities
(Cost $384,273,635)
$ 350,245,604

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0 .3%
$ 1,365,348 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
10 .17% , 07/25/29 (g) ........ 1,203,414
3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
DNA1, Class B1,
3 .32% , 07/25/30 (g) ......... 2,715,388
1,982,511 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3 .81% , 05/25/48 (a) (i) ....... 1,940,141
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $6,194,908)
$ 5,858,943
U.S. GOVERNMENT AGENCIES — 0.0%
Federal Home Loan Bank — 0 .0%
1,000,000 0 .11% , 08/03/20 (h) (j) ........... 1,000,000
Total U.S. Government Agencies
(Cost $1,000,000)
1,000,000
U.S. GOVERNMENT SECURITIES — 0.0%
U.S. Treasury Bills — 0 .0%
1,000,000 0 .14% , 08/27/20 (h) (j) ........... 999,935
Total U.S. Government Securities
(Cost $999,909)
999,935
Shares Value
CASH SWEEP — 9.5%
UNITED STATES — 9 .5%
209,387,946 Citibank - US Dollars on Deposit in
Custody Account , 0 .12% (k) ... $ 209,387,946
Total Cash Sweep
(Cost $209,387,946)
209,387,946
TOTAL INVESTMENTS — 99.5%
(Cost $2,204,217,363)
$ 2,191,698,677
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
10,002,888
NET ASSETS — 100.0%
$ 2,201,701,565
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $590,214,675, which is 26.80% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) below.
(b) Non-income producing security.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $77,530,007 which is 3.52% of net assets and the cost is $81,584,738.
(d) Variable rate security. Rate shown is the rate in effect as of July 31,
2020.
(e) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(f) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.
(g) Floating rate security. Rate shown is the rate in effect as of July 31,
2020.
(h) Zero coupon bond. The rate represents the yield at time of purchase.
(i) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.
(j) The rate represents the annualized yield at time of purchase.
(k) The rate shown represents the current yield as of July 31, 2020.
Description Call/Put Counterparty Strike Price Units
Expiration
Date
Notional
Amount (000) Value
Structured Options
Equity Options
S&P 500 Call JPMorgan Chase Bank, N.A. 19.35 (500,000) 12/18/2020 $ 967,500 $ (13,424,052)
Total Structured Options
(Premiums received $(3,350,000)) $ (13,424,052)

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following table represents the individual equities underlying the Share Basket Option with Societe Generale, as of period end:
The following table represents the individual equities underlying the Share Basket Option with Citigroup Global Markets, Inc., as of period end:
Description Counterparty
Number of
Contracts
Expiration
Date
Dispersion
Strike
Payment
Frequency
Notional
Amount (000) Value
Basket Options
Palladium on U.S. Stock - paying
cumulative performance dispersion
of underlying equities above 33.80%
at expiry Citigroup Global Markets, Inc. 1,000,000 03/18/2022 33.80% At Maturity 100,000 $ 9,594,200
Palladium on U.S. Stock - paying
cumulative performance dispersion
of underlying equities above 29.00%
at expiry Societe Generale 1,000,000 11/19/2021 29.00% At Maturity 100,000 9,242,000
Total Basket Options
(Net premiums paid $6,200,000) $ 18,836,200
Underlying Equities Notional Amount (000) % of Basket Value
Advanced Micro Devices 5,000 5.0%
Cardinal Health, Inc. 5,000 5.0%
Conocophillips 5,000 5.0%
CVS Health Corp 5,000 5.0%
First Republic Bank/CA 5,000 5.0%
Fifth Third Bancorp 5,000 5.0%
Goldman Sachs Group, Inc. 5,000 5.0%
Hess Corp. 5,000 5.0%
Incyte Corp. 5,000 5.0%
Intercontinental Exchange Inc. 5,000 5.0%
Kellogg Co. 5,000 5.0%
Kroger Co. 5,000 5.0%
Marathon Petroleum Corp. 5,000 5.0%
Mccormick & Co. 5,000 5.0%
Mondelez International, Inc. - Class A 5,000 5.0%
Salesforce.com, Inc. 5,000 5.0%
Skyworks Solutions, Inc. 5,000 5.0%
Valero Energy Corp. 5,000 5.0%
Vertex Pharmaceuticals, Inc. 5,000 5.0%
Western Digital Corp. 5,000 5.0%
100,000 100%
Underlying Equities Notional Amount (000) % of Basket Value
American Airlines Group, Inc. 5,263 5.3%
Aptiv PLC 5,263 5.3%
Baker Hughes Co. 5,263 5.3%
Boeing Co. (The) 5,263 5.3%
Bristol-Myers Squibb Co. 5,263 5.3%
Caterpillar, Inc. 5,263 5.3%
Celanese Corp. 5,263 5.3%
CenturyLink, Inc. 5,263 5.3%
Facebook, Inc. 5,263 5.3%
Freeport-McMoRan, Inc. 5,263 5.3%
Netflix, Inc. 5,263 5.3%
Noble Energy, Inc. 5,263 5.3%
NVIDA Corp. 5,263 5.3%

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Underlying Equities Notional Amount (000) % of Basket Value
QUALCOMM, Inc. 5,263 5.3%
Servicenow, Inc. 5,263 5.3%
SVB Financial Corp. 5,263 5.3%
Vertex Pharmaceuticals, Inc. 5,263 5.3%
Vulcan Materials Corp. 5,263 5.3%
WABTEC Corp. 5,263 5.3%
100,000 100%
Reference Entity
Variance/
Volatility
Strike
Price Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Variance/Volatility/Total Return
Swaps
NKY 225 Index 21.35 Societe Generale 09/11/2020 500
*
$ 3,360,327 – $ 3,360,327
Societe Generale receiving
an amount if the volatility of
Nikkei 225 Index is under
21.35 and paying an amount
if the volatility of Nikkei
225 Index is over 21.35 at
expiration date
S&P 500 Index 21.10 Societe Generale 12/18/2020 1,000
*
8,454,458 – 8,454,458
Societe Generale receiving
an amount if the volatility of
the S&P 500 Index is under
21.10 and paying an amount
if the volatility of the S&P
500 Index is over 21.10 at
expiration date
Hang Seng China Ent Index 28.40 Societe Generale 03/30/2021 500
*
282,925 – 282,925
Societe Generale receiving an
amount if the volatility of the
Hang Seng China Ent Index
is under 28.40 and paying an
amount if the volatility of the
Hang Seng China Ent Index is
over 28.40 at expiration date
USD/JPY 6.70
Citigroup Global
Markets, Inc. 04/15/2021 1,000
*
114,924 – 114,924
Citbank N.A. paying an
amount if the volatility of
USD/JPY foreign exchange
rate is over 6.70 and receiving
an amount if the volatility of
USD/JPY foreign exchange
rate is under 6.70 at expiration
date

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Reference Entity
Variance/
Volatility
Strike
Price Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total return swap with Barclays N/A Barclays Bank Plc 05/24/2021 200,000 $ 539,148 (246,806) $ 785,954
Bank PLC receiving total
return of the Barclays US
Intermediate Treasury Index
over the initial equity level
of 2083.22 and paying a
floating amount of 0.15%
with quarterly payments until
expiration date, expiring
05/24/21 (Notional amount
USD 200,000,000)
$ 12,998,588
NKY 225 Index/S&P 500 Index 18.80/18.70 Societe Generale 09/11/2020 500
*
(8,195,435) – (8,195,435)
Societe Generale receiving
an amount if the volatility of
Nikkei 225 Index is under
18.80 and paying an amount
if the volatility of S&P
500 Index is over 18.70 at
expiration date
NKY 225 Index/S&P 500 Index 21.35/20.80 Societe Generale 09/18/2020 500
*
(9,867,873) – (9,867,873)
Societe Generale receiving
variance of the S&P 500 Index
over the target volatility of
21.35 and paying variance of
the S&P 500 Index under the
target volatility of 20.80 at
expiration date
HSCEI Index /S&P 500 Index 20.20/18.15 Societe Generale 09/29/2020 500
*
(9,202,820) – (9,202,820)
Societe Generale paying an
amount if the volatility of
HSCEI Index is over 20.20
and receiving an amount if the
volatility of SPX 500 Index is
under 18.15 at expiration date
BXIIC 10T 11.0 Barclays Bank Plc 10/03/2020 500
*
(590,909) – (590,909)
Barclays receiving variance
of the Shiller Barclays Cape
US total return Index over
the target volatility of 11.00
and paying variance of the
Shiller Barclays Cape US total
return Index under the target
volatility of 11.00 at expiration
date

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following abbreviations are used in the report:
Reference Entity
Variance/
Volatility
Strike
Price Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total return swap with Barclays N/A Barclays Bank Plc 10/29/2020 314,000 $ (538,405) – $ (538,405)
Bank PLC receiving total
return of the MSCI ACWI
Index over the initial equity
level of 279.13  and paying
a floating amount of -0.07%
with quarterly payments until
expiration date, expiring
10/29/20 (Notional amount
USD 314,000,000)
USD/CHF 8.35
JPMorgan Chase
Bank, N.A. 12/08/2020 1,000
*
(1,894,527) – (1,894,527)
JPMorgan Chase Bank N.A.
paying variance of the USD/
CHF over the target volatility
of 8.35 and receiving variance
of the USD/CHF under the
target volatility of 8.35 at
expiration date
CHF/USD 8.30
Goldman Sachs
International 12/14/2020 1,000
*
(1,755,650) – (1,755,650)
Goldman Sachs International
receiving an amount if the
volatility of CHF/USD foreign
exchange rate is under 8.30
and paying an amount if the
volatility of CHF/USD foreign
exchange rate is over 8.30 at
expiration date
S&P 500 Index 44.65 Societe Generale 12/18/2020 1,000
*
(7,897,933) – (7,897,933)
Societe Generale receiving an
amount if the volatility of the
S&P 500 Composite Stock
Price Index is under 44.65
and paying an amount if the
volatility of the S&P 500
Composite Stock Price Index
is over 44.65 at expiration date
HSCEI Index /S&P 500 Index 21.70/17.00 Societe Generale 12/18/2020 1,000
*
(14,096,910) – (14,096,910)
Societe Generale paying an
amount if the volatility of
HSCEI Index is over 21.70
and receiving an amount if the
volatility of SPX 500 Index is
under 17.00 at expiration date
$ (54,040,462)
Total Variance/Volatility/Total Return Swaps $ (41,041,874)
* Vega Notional
ACWI — All Country World Index

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
CHF — Swiss Franc
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
HSCEI — Hang Seng China Enterprise Index
JPY — Japanese Yen
KRE — SPDR S&P Registered Banking ETF
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International Index
MTN — Medium Term Note
NKY — NIKKEI
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SPX — S&P Index
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector
Percentage
of Net Assets
Asset-Backed Securities ......................... 27 .9%
Banks ...................................... 3 .4
Collateralized Mortgage Obligations ............... 14 .2
Commercial Mortgage-Backed Securities ............ 2 .0
Communication Services ....................... 3 .4
Consumer Discretionary ........................ 2 .7
Consumer Staples ............................. 4 .2
Diversified Financials .......................... 2 .9
Energy ..................................... 1 .7
Government Bonds ........................... 0 .1
Health Care ................................. 5 .8
Industrials .................................. 5 .3
Information Technology ........................ 11 .7
Insurance ................................... 0 .4
Materials ................................... 1 .9
Real Estate .................................. 1 .4
Telecommunication Services ..................... 0 .0 *
U.S. Government Agencies and Securities ........... 0 .0 *
Utilities .................................... 1 .0
Others
**
..................................... 10 .0
100 .0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, structured options, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.